Fees And Commissions Income	12 Months Ended
Mar. 31, 2012
Fees And Commissions Income [Abstract]
Fees And Commissions Income

25.    FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	(in millions)
Trust fees	¥107,175	¥100,519	¥95,037
Fees on funds transfer and service charges for collections	145,865	142,459	139,840
Fees and commissions on international business	61,201	58,462	57,688
Fees and commissions on credit card business	137,394	146,570	149,946
Service charges on deposits	27,420	22,169	18,216
Fees and commissions on securities business	129,730	138,868	128,436
Fees on real estate business	19,876	22,593	23,610
Insurance commissions	22,869	27,466	33,686
Fees and commissions on stock transfer agency services	53,040	51,926	49,283
Guarantee fees	70,489	64,347	58,393
Fees on investment funds business	127,329	130,402	126,601
Other fees and commissions	237,155	222,577	219,227

Total	¥1,139,543	¥1,128,358	¥1,099,963

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.